Fees Summary	Aug. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 856,000.00
Previously Paid Amount	0.00
Total Fee Amount	118.21
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 118.21
Narrative - Max Aggregate Offering Price	$ 856,000.00
Final Prospectus	true